UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22709
                                                    -----------

                       First Trust Exchange-Traded Fund V
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2013
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

   PRINCIPAL                                                  STATED
     VALUE                     DESCRIPTION                    COUPON       STATED MATURITY      VALUE
---------------  ----------------------------------------  -------------  -----------------  -----------
TREASURY BILLS - 8.9%
$       450,000  U.S. Treasury Bill (a)..................       (b)           12/05/13       $   449,999
                                                                                             -----------

                 TOTAL INVESTMENTS - 8.9%..................................................      449,999
                 (Cost $449,996) (c)

                 NET OTHER ASSETS AND LIABILITIES - 91.1%..................................    4,616,557
                                                                                             -----------
                 NET ASSETS - 100.0%.......................................................  $ 5,066,556
                                                                                             ===========

-----------------------------


(a) All or a portion of this security serves as collateral for open futures contracts.

(b)   Zero coupon bond.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3.

The following futures contracts of the Fund's wholly-owned subsidiary were open at September 30, 2013 (See Note 2B - Futures Contracts in the Notes to Quarterly Portfolio of Investments):

                                                                                       UNREALIZED
                                                NUMBER OF    NOTIONAL     EXPIRATION  APPRECIATION/
                                                CONTRACTS      VALUE         DATE     DEPRECIATION
---------------------------------------------------------------------------------------------------
FUTURES CONTRACTS LONG:
---------------------------------------------------------------------------------------------------
   British Pound Currency Futures                   2      $     200,313    Dec-13    $       1,900
   Brent Crude Futures                              2            217,190    Nov-13           (2,330)
   CAC 40(R) Index Futures                          2            108,520    Dec-13            1,028
   Swiss Franc Currency Futures                     1            134,219    Dec-13            4,144
   Cotton Futures                                   1             42,710    Dec-13              895
   DAX Index Futures                                1            280,288    Dec-13            4,667
   Euro Currency Futures                            3            497,400    Dec-13            9,863
   FTSE 100 Index Futures                           1            103,109    Dec-13           (2,088)
   FTSE/MIB 100 Index Futures                       1            113,727    Dec-13            1,847
   Gas Oil (ICE) Futures                            2            185,900    Dec-13           (4,250)
   Gasoline RBOB Futures                            1            112,337    Nov-13           (2,688)
   IBEX 35 Index Futures                            1            115,976    Oct-13            5,311
   Lean Hogs Futures                                1             35,060    Dec-13             (410)
   NIKKEI 225 (OSE) Futures                         2            285,825    Dec-13            2,197
   New York Harbor ULSD Futures                     1            126,139    Nov-13           (1,520)
   S&P500 EMINI Futures                             6            498,735    Dec-13            3,555
   Soybean Futures                                  3            198,675    Mar-14           (8,625)
   Soybean Meal Futures                             1             35,890    Dec-13            4,650
   WTI Crude Future                                 3            311,920    Nov-13           (6,220)
                                                           -------------              -------------
                                                           $   3,603,933              $      11,926
                                                           -------------              -------------

FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

---------------------------------------------------------------------------------------------------
FUTURES CONTRACTS SHORT:
---------------------------------------------------------------------------------------------------
      Australian Dollar Currency Futures            1      $     (91,710)   Dec-13    $      (1,080)
      Canadian Dollar Currency Futures              1            (96,220)   Dec-13             (650)
      Coffee Futures                                1            (44,381)   Dec-13            1,744
      Copper Futures                                1            (79,525)   Dec-13           (3,550)
      Corn Futures                                  8           (185,863)   Dec-13            9,263
      Gold Futures                                  2           (262,260)   Dec-13           (3,140)
      Japanese Yen Currency Futures                 2           (251,125)   Dec-13           (3,525)
      Live Cattle Futures                           1            (52,240)   Dec-13             (550)
      Silver Futures                                1            (98,325)   Dec-13          (10,215)
      Soybean Futures                               2            (51,504)   Dec-13            2,184
      Sugar #11 (World) Futures                     4            (77,997)   Feb-14           (3,271)
      Wheat Futures                                 3           (100,463)   Dec-13           (1,313)
                                                           -------------              -------------
                                                              (1,391,613)                   (14,103)
                                                           -------------              -------------
                                                TOTAL      $   2,212,320              $      (2,177)
                                                           =============              =============

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                   ASSETS TABLE
                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   9/30/2013         PRICES           INPUTS           INPUTS
----------------------------------------------  ---------------  ---------------  ---------------  ---------------
Treasury Bills................................  $       449,999  $            --  $       449,999  $            --
                                                ---------------  ---------------  ---------------  ---------------
Total Investments.............................          449,999               --          449,999               --
                                                ---------------  ---------------  ---------------  ---------------
Futures Contracts.............................           53,248           53,248               --               --
                                                ---------------  ---------------  ---------------  ---------------
Total.........................................  $       503,247  $        53,248  $       449,999  $            --
                                                ===============  ===============  ===============  ===============

                                                LIABILITIES TABLE
                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   9/30/2013         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Futures Contracts.............................  $       (55,425) $       (55,425) $            --  $            --
                                                ===============  ===============  ===============  ===============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2013.

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                         SEPTEMBER 30, 2013 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund V (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on April 10, 2012, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of one fund - First Trust Morningstar Managed Futures Strategy Fund (the "Fund"), which trades under the ticker FMF on the NYSE Arca, Inc. and commenced operations on August 1, 2013.

The Portfolio of Investments includes the investments, on a consolidated basis, of a wholly-owned subsidiary of the Fund, FT Cayman Subsidiary, organized under the laws of the Cayman Islands (the "Subsidiary"). Under normal market conditions, the Fund, through the Subsidiary, invests in a portfolio of exchange-listed commodity futures, currency futures and equity index futures (collectively, "Futures Instruments"). The Fund will not invest directly in Futures Instruments. The Fund seeks to gain exposure to these investments exclusively by investing in the Subsidiary. The Fund's investment in the Subsidiary may not exceed 25% of the Fund's total assets at the end of each fiscal quarter.

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third party pricing services. The Fund's securities will be valued as follows:

      Exchange-traded futures contracts will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts will be valued at the mean between the last bid and asked price, if available, and otherwise at the closing bid price. Forward foreign currency exchange contracts which are traded in the United States on regulated exchanges will be valued by calculating the mean between the last bid and asked quotations supplied to a pricing service by certain independent dealers in such contracts. Overnight repurchase agreements will be valued at cost. In general, term repurchase agreements (i.e., those whose maturity exceeds seven days) will be valued at the average of the bid quotations obtained daily from at least two recognized dealers.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Fixed income securities with a remaining maturity of 60 days or more will be valued by the fund accounting agent using a pricing service. When price quotes are not available, fair value is based on prices of comparable securities.

      Securities traded in an over-the-counter market are valued at the midpoint between the bid and the asked price, if available, and otherwise at the closing bid price.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in prices used by the Fund that may differ from current market

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                         SEPTEMBER 30, 2013 (UNAUDITED)

quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate the Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between the Fund's performance and the performance of its underlying index.

Valuing the Fund's holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The Subsidiary's holdings will be valued in the same manner as the Fund's holdings.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of September 30, 2013, is included with the Fund's Portfolio of Investments.

B. FUTURES CONTRACTS

The Fund, through the Subsidiary, may purchase and sell commodity, currency and equity index futures contracts. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or equity index) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or equity index) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange's clearing corporation. Margin deposits are posted as performance bonds with the clearing broker and, in turn, with the exchange clearing corporation.

      1. Exchange-listed commodity futures contracts. Commodity futures contracts are generally based upon commodities within the six principal commodity groups: energy, industrial metals, agriculture, precious metals, foods and fibers, and livestock. The price of a commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (this is sometimes referred to as the "convenience yield"). To the extent that these storage costs change for an underlying commodity while the Fund is in a long position on that commodity, the value of the futures contract may change proportionately.

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                         SEPTEMBER 30, 2013 (UNAUDITED)


      2. Index futures contracts. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract was originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the index at the expiration of the contract.

      3. Currency futures contracts. Currency futures contracts are transferable futures contracts that specify a price at which a currency can be bought or sold at a future date. Currency future contracts allow investors to hedge against foreign currency exchange risk. Because currency futures contracts are marked-to-market daily, investors can exit their obligation to buy or sell the currency prior to the contract's delivery date by closing out the position. With currency futures contracts, the price is determined when the contract is signed, just as it is in the foreign currency exchange market, and the currency pair is exchanged on the delivery date, which is usually sometime in the distant future.

Upon entering into a futures contract, the Subsidiary is required to deliver to the broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin". Subsequent payments, known as "variation margin", generally are made or received by the Subsidiary each day depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement.

When the Subsidiary purchases or sells a futures contract, the Subsidiary is required to "cover" its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Subsidiary segregates assets consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. As the Subsidiary continues to engage in the described securities trading practices and properly segregates assets, the segregated assets will function as a practical limit on the amount of leverage which the Subsidiary may undertake and on the potential increase in the speculative character of the Subsidiary's outstanding portfolio securities. Additionally, such segregated assets generally ensure the availability of adequate funds to meet the obligations of the Subsidiary arising from such investment activities.

C. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

ADDITIONAL INFORMATION

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                         SEPTEMBER 30, 2013 (UNAUDITED)

                             LICENSING INFORMATION

First Trust Morningstar Managed Futures Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. Morningstar makes no representation or warranty, express or implied, to the owners of the First Trust Morningstar Managed Futures Strategy Fund or any member of the public regarding the advisability of investing in securities generally or in the First Trust Morningstar Managed Futures Strategy Fund in particular or the ability of the Morningstar(R) Diversified Futures Index(SM) to track general stock market performance. Morningstar's only relationship to First Trust is the licensing of certain service marks and service names of Morningstar and of the Morningstar(R) Diversified Futures Index(SM) which is determined, composed and calculated by Morningstar without regard to First Trust or the First Trust Morningstar Managed Futures Strategy Fund. Morningstar has no obligation to take the needs of First Trust or the owners of First Trust Morningstar Managed Futures Strategy Fund into consideration in determining, composing or calculating the Morningstar(R) Diversified Futures Index(SM). Morningstar is not responsible for and has not participated in the determination of the prices and amount of the First Trust Morningstar Managed Futures Strategy Fund or the timing of the issuance or sale of the First Trust Morningstar Managed Futures Strategy Fund or in the determination or calculation of the equation by which the First Trust Morningstar Managed Futures Strategy Fund is converted into cash. Morningstar has no obligation or liability in connection with the administration, marketing or trading of the First Trust Morningstar Managed Futures Strategy Fund.

MORNINGSTAR, INC., DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR(R) DIVERSIFIED FUTURES INDEX(SM) OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR SHALL NOT HAVE LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. MORNINGSTAR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OR USERS OF THE FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MORNINGSTAR(R) FUTURES INDEX(SM) OR ANY DATA INCLUDED THEREIN. MORNINGSTAR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MORNINGSTAR(R) DIVERSIFIED FUTURES INDEX(SM) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORNINGSTAR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           First Trust Exchange-Traded Fund V
              ----------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 20, 2013
     -----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 20, 2013
     -----------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: November 20, 2013
     -----------------------

* Print the name and title of each signing officer under his or her signature.